SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of detailed information about share options valuation assumptions [Table Text Block]
	June 18,	April 23,	February 21,
Inputs and assumptions	2019	2019	2018

Stock options granted	1,675,000	400,000	2,325,000
Exercise price	$0.90	$0.75	$1.20

Market price	$0.78	$0.72	$1.13
Expected option term (years)	3.0	3.0	3.0
Expected stock price volatility	51.8%	51.6%	59.9%
Average risk-free interest rate	1.36%	1.56%	1.94%
Expected forfeiture rate	-	-	-
Expected dividend yield	-	-	-

FAIR VALUE ASSIGNED	$409,000	$100,000	$1,038,000